Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Wages and salaries	$ 21,814	$ 21,263	$ 22,083
Remuneration to directors	600	553	112
Employee insurance fees	1,409	1,349	1,376
Pension costs	754	707	676
Employee stock options	2,774	3,268	2,117
Other personnel expenses	886	816	936
Employee benefit expenses	$ 28,237	$ 27,956	$ 27,300